STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio

September 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.4%
Automobiles & Components - .8%
Stoneridge, Inc.	106,678	[a]	2,141,027
Banks - 7.2%
BankUnited, Inc.	136,634		3,101,592
First Bancorp	384,589		5,176,568
First Interstate BancSystem, Inc., Cl. A	92,477		2,306,376
First Merchants Corp.	80,386		2,236,339
Synovus Financial Corp.	108,847		3,025,947
Texas Capital Bancshares, Inc.	55,631	[a]	3,276,666
			19,123,488
Capital Goods - 8.8%
EnerSys	42,898		4,061,154
Flowserve Corp.	86,889		3,455,576
Fluor Corp.	223,542	[a]	8,203,991
Matrix Service Co.	306,052	[a]	3,611,414
SiteOne Landscape Supply, Inc.	11,165	[a]	1,824,919
Spirit AeroSystems Holdings, Inc., Cl. A	132,598	[a,b]	2,140,132
			23,297,186
Commercial & Professional Services - 1.8%
The Brink's Company	65,598		4,765,039
Consumer Discretionary Distribution - 3.4%
Designer Brands, Inc., Cl. A	203,430		2,575,424
Ollie's Bargain Outlet Holdings, Inc.	83,645	[a]	6,455,721
			9,031,145
Consumer Durables & Apparel - 1.5%
GoPro, Inc., Cl. A	539,230	[a]	1,693,182
Topgolf Callaway Brands Corp.	159,288	[a,b]	2,204,546
			3,897,728
Consumer Services - 5.9%
Bloomin' Brands, Inc.	167,694		4,123,595
Bright Horizons Family Solutions, Inc.	29,123	[a]	2,372,360
Genius Sports Ltd.	827,111	[a]	4,408,502
Papa John's International, Inc.	31,662		2,159,982
Six Flags Entertainment Corp.	111,402	[a]	2,619,061
			15,683,500
Consumer Staples Distribution - .5%
The Chefs' Warehouse, Inc.	63,052	[a]	1,335,441
Energy - 10.8%
CNX Resources Corp.	255,110	[a]	5,760,384

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.4% (continued)
Energy - 10.8% (continued)
Dril-Quip, Inc.	148,409	[a]	4,180,682
Expro Group Holdings NV	117,582	[a]	2,731,430
Frontline PLC	124,377		2,335,800
PBF Energy, Inc., Cl. A	87,869		4,703,628
Transocean Ltd.	495,841	[a,b]	4,070,855
Viper Energy Partners LP	175,707		4,898,711
			28,681,490
Financial Services - 5.1%
Essent Group Ltd.	121,762		5,758,125
PJT Partners, Inc., Cl. A	63,301		5,028,631
PRA Group, Inc.	146,429	[a]	2,812,901
			13,599,657
Health Care Equipment & Services - 11.0%
Acadia Healthcare Co., Inc.	46,101	[a]	3,241,361
CONMED Corp.	22,443		2,263,377
Globus Medical, Inc., Cl. A	49,898	[a]	2,477,436
ModivCare, Inc.	34,673	[a]	1,092,546
Omnicell, Inc.	57,707	[a]	2,599,123
Privia Health Group, Inc.	221,220	[a,b]	5,088,060
R1 RCM, Inc.	350,072	[a]	5,275,585
Select Medical Holdings Corp.	164,986		4,169,196
TransMedics Group, Inc.	53,956	[a,b]	2,954,091
			29,160,775
Household & Personal Products - 2.4%
Spectrum Brands Holdings, Inc.	79,755		6,248,804
Insurance - 2.8%
BRP Group, Inc., Cl. A	184,202	[a]	4,279,012
The Hanover Insurance Group, Inc.	28,264		3,136,739
			7,415,751
Materials - 5.8%
Alamos Gold, Inc., Cl. A	674,508		7,615,195
Largo, Inc.	274,827	[a]	777,760
Livent Corp.	75,908	[a,b]	1,397,466
The Chemours Company	104,040		2,918,322
Tronox Holdings PLC	195,230		2,623,891
			15,332,634
Media & Entertainment - 2.6%
Eventbrite, Inc., Cl. A	387,469	[a]	3,820,444
Magnite, Inc.	398,726	[a]	3,006,394
			6,826,838
Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
Alkermes PLC	260,982	[a]	7,310,106
Denali Therapeutics, Inc.	138,350	[a]	2,854,161
Insmed, Inc.	156,299	[a]	3,946,550

Description		Shares		Value ($)
Common Stocks - 94.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 5.9% (continued)
Pacific Biosciences of California, Inc.		193,338	[a]	1,614,372
				15,725,189
Real Estate Management & Development - .7%
Colliers International Group, Inc.		18,329		1,745,837
Semiconductors & Semiconductor Equipment - 2.1%
MaxLinear, Inc.		94,513	[a]	2,102,914
Synaptics, Inc.		38,461	[a]	3,439,952
				5,542,866
Software & Services - 5.3%
DoubleVerify Holdings, Inc.		153,114	[a]	4,279,536
Edgio, Inc.		1,318,233	[a]	1,123,266
JFrog Ltd.		214,578	[a]	5,441,698
Zuora, Inc., Cl. A		373,019	[a]	3,073,677
				13,918,177
Technology Hardware & Equipment - 3.8%
ADTRAN Holdings, Inc.		277,228		2,281,586
Itron, Inc.		83,541	[a]	5,060,914
Knowles Corp.		122,026	[a]	1,807,205
nLight, Inc.		94,056	[a]	978,182
Ondas Holdings, Inc.		93,380	[a,b]	56,915
				10,184,802
Transportation - 2.7%
Heartland Express, Inc.		144,160		2,117,710
SkyWest, Inc.		121,707	[a]	5,104,392
				7,222,102
Utilities - 3.5%
Atlantica Sustainable Infrastructure PLC		60,940		1,163,954
Clearway Energy, Inc., Cl. C		215,373		4,557,293
NextEra Energy Partners LP		116,408	[b]	3,457,318
				9,178,565
Total Common Stocks (cost $261,176,616)				250,058,041

Exchange-Traded Funds - 2.7%
Registered Investment Companies - 2.7%
iShares Russell 2000 ETF (cost $7,437,654)		39,814	[b]	7,036,726
	1-Day Yield (%)
Investment Companies - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,192,789)	5.40	8,192,789	[c]	8,192,789

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 5.6%
Registered Investment Companies - 5.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,764,713)	5.40	14,764,713	[c]	14,764,713
Total Investments (cost $291,571,772)		105.8%		280,052,269
Liabilities, Less Cash and Receivables		(5.8%)		(15,266,981)
Net Assets		100.0%		264,785,288

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2023, the value of the fund’s securities on loan was $19,424,376 and the value of the collateral was $19,964,270, consisting of cash collateral of $14,764,713 and U.S. Government & Agency securities valued at $5,199,557. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of September 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	250,058,041	-	-	250,058,041
Exchange-Traded Funds	7,036,726	-	-	7,036,726
Investment Companies	22,957,502	-	-	22,957,502

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2023, accumulated net unrealized depreciation on investments was $11,519,503, consisting of $40,641,635 gross unrealized appreciation and $52,161,138 gross unrealized depreciation.

At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.